Revision of Previously Reported Financial Information - revision on the Consolidated Statement of Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Net sales	$ 223,711	$ 221,307	$ 635,339	$ 578,669	$ 794,203	$ 681,805
Cost of sales			(429,553)	(394,948)	(541,006)	(479,769)
Gross profit			205,786	183,721	253,197	202,036
Selling, general and administrative expenses			(158,330)	(136,988)	(183,572)	(144,688)
Operating income (loss)			40,346	39,106	59,054	52,375
Income (loss) before income taxes	(54,716)	1,752	(62,074)	(24,107)	(24,151)	(16,367)
Net income (loss)	$ (52,116)	$ 1,511	(57,874)	(19,276)	(20,196)	6,745
Comprehensive income (loss)			$ (57,874)	$ (19,276)	$ (20,196)	6,745
Revision of Prior Period, Error Correction [Member] | Previously Reported [Member]
Net sales						682,666
Cost of sales						(479,325)
Gross profit						203,341
Selling, general and administrative expenses						(145,549)
Operating income (loss)						52,819
Income (loss) before income taxes						(15,923)
Net income (loss)						7,189
Comprehensive income (loss)						7,189
Revision of Prior Period, Error Correction [Member] | Revision of Prior Period, Adjustment [Member]
Net sales						(861)
Cost of sales						(444)
Gross profit						(1,305)
Selling, general and administrative expenses						861
Operating income (loss)						(444)
Income (loss) before income taxes						(444)
Net income (loss)						(444)
Comprehensive income (loss)						$ (444)